Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations
Organization and Business Operations
Carter Validus Mission Critical REIT II, Inc., or the Company, is a Maryland corporation that was formed on January 11, 2013. The Company elected, and currently qualifies, to be taxed as a real estate investment trust, or a REIT, under the Internal Revenue Code of 1986, as amended, or the Code, for federal income tax purposes. Substantially all of the Company’s business is conducted through Carter Validus Operating Partnership II, LP, a Delaware limited partnership, or the Operating Partnership, formed on January 10, 2013. The Company is the sole general partner of the Operating Partnership, and Carter Validus Advisors II, LLC, or the Advisor, is the special limited partner of the Operating Partnership.
The Company was formed to invest primarily in quality income-producing commercial real estate, with a focus on data centers and healthcare properties, preferably with long-term leases to creditworthy tenants, as well as to make other real estate-related investments that relate to such property types, which may include equity or debt interests, including securities, in other real estate entities. As of March 31, 2019, the Company owned 62 real estate investments, consisting of 85 properties.
The Company commenced the initial public offering of $2,350,000,000 in shares of common stock, or the Initial Offering, consisting of up to $2,250,000,000 in shares in its primary offering and up to $100,000,000 in shares of common stock to be made available pursuant to the Company’s distribution reinvestment plan, or the DRIP, on May 29, 2014 pursuant to a Registration Statement on Form S-11 filed with the SEC. The Company ceased offering shares of common stock pursuant to the Initial Offering on November 24, 2017. At the completion of the Initial Offering, the Company had accepted investors' subscriptions for and issued approximately 125,095,000 shares of Class A, Class I and Class T common stock, including shares of common stock issued pursuant to the DRIP, resulting in gross proceeds of $1,223,803,000.
On October 13, 2017, the Company filed a Registration Statement on Form S-3 to register 10,893,246 shares of common stock under the DRIP for a proposed maximum offering price of $100,000,000 in shares of common stock, or the DRIP Offering. The Company will continue to issue shares of common stock under the DRIP Offering until such time as the Company sells all of the shares registered for sale under the DRIP Offering, unless the Company files a new registration statement with the U.S. Securities and Exchange Commission, or the SEC, or the DRIP Offering is terminated by the Company's board of directors.
On November 27, 2017, the Company commenced its follow-on offering of up to $1,000,000,000 in shares of common stock, or the Offering, and collectively with the Initial Offering and the DRIP Offering, or the Offerings. On March 14, 2018, the Company ceased offering shares of Class T common stock in the Offering and began offering shares of Class T2 common stock on March 15, 2018. The Company continues to offer shares of Class T common stock in the DRIP Offering. The Company ceased offering shares of common stock pursuant to the Offering on November 27, 2018. At the completion of the Offering, the Company had accepted investors' subscriptions for and issued approximately 13,491,000 shares of Class A, Class I, Class T and Class T2 common stock resulting in gross proceeds of $129,308,000. The Company deregistered the remaining $870,692,000 of shares of Class A, Class I, Class T and Class T2 common stock.
On April 11, 2019, the Company announced it had entered into a definitive agreement to merge with Carter Validus Mission Critical REIT, Inc. See Note 15—"Subsequent Events" for additional information.
Except as the context otherwise requires, the “Company” refers to Carter Validus Mission Critical REIT II, Inc., the Operating Partnership and all wholly-owned subsidiaries.

Organization and Business Operations
Carter Validus Mission Critical REIT II, Inc., or the Company, is a Maryland corporation that was formed on January 11, 2013. The Company elected, and currently qualifies, to be taxed as a real estate investment trust, or a REIT, under the Internal Revenue Code of 1986, as amended, or the Code, for federal income tax purposes. Substantially all of the Company’s business is conducted through Carter Validus Operating Partnership II, LP, a Delaware limited partnership, or the Operating Partnership, formed on January 10, 2013. The Company is the sole general partner of the Operating Partnership and Carter Validus Advisors II, LLC, or the Advisor, is the special limited partner of the Operating Partnership.
The Company commenced the initial public offering of $2,350,000,000 in shares of common stock, or the Initial Offering, consisting of up to $2,250,000,000 in shares in its primary offering and up to $100,000,000 in shares of common stock to be made available pursuant to the Company’s distribution reinvestment plan, or the DRIP, on May 29, 2014 pursuant to a Registration Statement on Form S-11 filed with the SEC. The Company ceased offering shares of common stock pursuant to the Initial Offering on November 24, 2017. At the completion of the Initial Offering, the Company had accepted investors' subscriptions for and issued approximately 125,095,000 shares of Class A, Class I and Class T common stock, including shares of common stock issued pursuant to the DRIP, resulting in gross proceeds of $1,223,803,000.
On October 13, 2017, the Company filed a Registration Statement on Form S-3 to register 10,893,246 shares of common stock under the DRIP for a proposed maximum offering price of $100,000,000 in shares of common stock, or the DRIP Offering. The Company will continue to issue shares of common stock under the DRIP Offering until such time as the Company sells all of the shares registered for sale under the DRIP Offering, unless the Company files a new registration statement with the U.S. Securities and Exchange Commission, or the SEC, or the DRIP Offering is terminated by the Company's board of directors.
On November 27, 2017, the Company commenced its follow-on offering of up to $1,000,000,000 in shares of common stock, or the Offering, and collectively with the Initial Offering and the DRIP Offering, or the Offerings. On March 14, 2018, the Company ceased offering shares of Class T common stock in the Offering and began offering shares of Class T2 common stock on March 15, 2018. The Company continues to offer shares of Class T common stock in the DRIP Offering. The Company ceased offering shares of common stock pursuant to the Offering on November 27, 2018. At the completion of the Offering, the Company had accepted investors' subscriptions for and issued approximately 13,491,000 shares of Class A, Class I, Class T and Class T2 common stock resulting in gross proceeds of $129,308,000. The Company deregistered the remaining $870,692,000 of shares of Class A, Class I, Class T and Class T2 common stock.
Substantially all of the Company’s business is managed by the Advisor. Carter Validus Real Estate Management Services II, LLC, or the Property Manager, an affiliate of the Advisor, serves as the Company’s property manager. The Advisor and the Property Manager have received, and will continue to receive, fees for services related to the Company's acquisition and operational stages. The Advisor will also be eligible to receive fees during the Company's liquidation stage. SC Distributors, LLC, an affiliate of the Advisor, or the Dealer Manager, served as the dealer manager of the Initial Offering and the Offering. The Dealer Manager has received fees for services related to both, the Initial Offering and the Offering. The Company continues to pay the Dealer Manager a distribution and servicing fee with respect to its Class T and T2 shares that were sold in the Company's Initial Offering and Offering.
The Company was formed to invest primarily in quality income-producing commercial real estate, with a focus on data centers and healthcare properties, preferably with long-term net leases to creditworthy tenants, as well as to make other real estate-related investments that relate to such property types, which may include equity or debt interests, including securities, in other real estate entities. The Company also may originate or invest in real estate-related notes receivable. As of December 31, 2018, the Company owned 62 real estate investments, consisting of 85 properties.
Except as the context otherwise requires, “we,” “our,” “us,” and the “Company” refer to Carter Validus Mission Critical REIT II, Inc., the Operating Partnership and all wholly-owned subsidiaries.